Reserves	6 Months Ended
Jun. 30, 2025
Reserves [Abstract]
RESERVES
16	RESERVES

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Bargain purchase accounted as merger reserve in equity from acquisition of CL Technologies (International) Sdn Bhd	2,263,143	2,263,143	537,219
Bargain purchase accounted as merger reserve in equity from acquisition of Sagtec Group Sdn Bhd	1,017,245	1,017,245	241,471
	3,280,388	3,280,388	778,690